Dividends	12 Months Ended
Jan. 31, 2021
Disclosure of dividends [Abstract]
Dividends
32	Dividends

No final dividend will be paid in respect of the year ended 31 January 2021 (31 January 2020: nil, 31 January 2019: nil).

Franking account

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Australian franking credits available for subsequent financial years at a tax rate of 30%	3,995	3,995
New Zealand imputation credits available for subsequent financial years at a tax rate of 28%	236	236

The above amounts are based on the dividend franking account at period-end adjusted for:

(a)	Franking credits that will arise from the payment of the current tax liabilities;
(b)	Franking debits that will arise from the payment of dividends recognised as a liability at the period end;
(c)	Franking credits that will arise from the receipt of dividends recognised as receivables at the end of the period.